Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 885,627	$ 803,552	$ 639,142
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	495,107	331,664	229,037
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	123,870	143,130	36,431
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	78,432	144,595	127,642
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	74,629	58,114	74,284
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	22,551	73,057	48,633
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	7,966	13,019	55,504
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 83,072	$ 39,973	$ 67,611